Balance Sheet Details	9 Months Ended
Sep. 30, 2024
Offsetting [Abstract]
Balance Sheet Details	Balance Sheet Details
Prepaid expenses and other current assets consisted of the following as of September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Prepaid insurance	$432,170	$9,808
Other	343,415	205,171
Total	$775,585	$214,979
Accrued expenses and other current liabilities consisted of the following as of September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Accrued legal	$1,900,000	$24,729
Accrued personnel costs	899,796	120,856
Accrued excise taxes	202,341	—
Accrued advisory fee	100,000	—
Other	262,080	224,066
Total	$3,364,217	$369,651